Earnings Per Share (Narrative) (Details) - shares		12 Months Ended
	Apr. 27, 2016	Dec. 31, 2016	Apr. 29, 2016
Earnings Per Share [Abstract]
Common stock, shares outstanding		29,482,050	28,412,054
Dilutive Shares	0	0